Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash used in operating activities	$ (168,892)	(1,052,213)	255,494	266,760	$ (6,609)	(41,176)	(56,383)	(9,913)
Net cash used in investing activities	(85,796)	(534,517)	(2,437,924)	(669,159)	(2,087)	(13,001)	(5,105)	(1,602,242)
Net cash provided by financing activities	46,011	286,651	2,528,208	1,387,456	8,125	50,623	40,449	1,634,371
Net increase (decrease) in cash and cash equivalents	(208,677)	(1,300,079)	345,778	985,057	(571)	(3,554)	(21,039)	22,216
Cash and cash equivalents at the beginning of year	317,259	1,976,555	1,630,777	645,720	1,087	6,770	27,809	5,593
Cash and cash equivalents at the end of year	$ 108,582	676,476	1,976,555	1,630,777	$ 516	3,216	6,770	27,809